ADVANCES FROM RELATED PARTY	12 Months Ended
Nov. 30, 2013
Notes to Financial Statements
NOTE 5 - ADVANCES FROM RELATED PARTY

The Company has received $59,902 and $50,002 as a loan from shareholders of the Company up to November 30, 2013 and November 30, 2012. The loans at November 30, 2013 and 2012 ($57,992 and $1,910 respectively) are unsecured, payable on demand and bear no interest.